SHARE-BASED COMPENSATION - Full Value Award Plans (Details) - shares shares in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share-Based Payment Arrangements [Abstract]
Outstanding, beginning of the year (in shares)	6.1	6.3
Granted (in shares)	2.7	3.4
Issued (in shares)	(1.4)	(2.1)
Forfeited and withheld for tax (in shares)	(0.7)	(1.5)
Outstanding, end of the year (in shares)	6.7	6.1